Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
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Raw materials		$ 152,000
Reserve for raw materials
Work-in-process	68,000	111,000
Reserve for work-in-process
Finished goods
Reserve for finished goods
Inventories, net	$ 68,000	$ 263,000